Commitments and contingent obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels
(a)	As of December 31, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction as follows:

2013	$50,600
2014	209,440

$260,040

Schedule of Future Minimum Revenues to be Received on Committed Agreements
(b)	As of December 31, 2012, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2013	$668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602

$5,819,826

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

Schedule of Commitment Under Operating Lease
(c)	As of December 31, 2012, the commitment under operating leases is as follows:

2013	$6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239

$58,966